9. LOSS PER SHARE (123113 Annual Restatement [Member])	12 Months Ended
Dec. 31, 2013
123113 Annual Restatement [Member]
9. LOSS PER SHARE

NOTE 9 – LOSS PER SHARE

The following table presents the computations of basic and dilutive loss per share:

	2013	2012

Net Income (Loss)	$(479,195)	$(163,456)

Net income (loss) per share:
Net income (loss) per share – basic and diluted	$(0.00)	$(0.00)

Weighted average common shares outstanding – basic and diluted	345,487,945	335,000,000

For the year ended December 31, 2013 and 2012, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are equal.